S. Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Interest expense	$ 0	$ 36	$ 176
Consulting service fees	35	41	150
Note payable	0	0	910
Interest payable	$ 0	$ 0	$ 122